Corporate Information And Going Concern (Details)	12 Months Ended
Oct. 31, 2020
Grown Rogue Unlimited L L C [Member]
Reserve Quantities [Line Items]
Company	Grown Rogue Unlimited, LLC
Ownership	100% by GRIN
Grown Rogue Gardens L L C [Member]
Reserve Quantities [Line Items]
Company	Grown Rogue Gardens, LLC
Ownership	100% by Grown Rogue Unlimited, LLC
Grown Rogue Distribution L L C [Member]
Reserve Quantities [Line Items]
Company	Grown Rogue Distribution, LLC
Ownership	100% by Grown Rogue Unlimited, LLC
G R U Properties L L C [Member]
Reserve Quantities [Line Items]
Company	GRU Properties, LLC
Ownership	100% by Grown Rogue Unlimited, LLC
G R I P L L C [Member]
Reserve Quantities [Line Items]
Company	GRIP, LLC
Ownership	100% by Grown Rogue Unlimited, LLC
G R Michigan L L C [Member]
Reserve Quantities [Line Items]
Company	GR Michigan, LLC
Ownership	87% by Grown Rogue Unlimited, LLC
Idalia L L C [Member]
Reserve Quantities [Line Items]
Company	Idalia, LLC
Ownership	60% by Grown Rogue Unlimited, LLC